Contingent liabilities, contractual commitments and guarantees - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 97,723	$ 96,410
Associates
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 46,700	$ 48,500